QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ (6,323)	€ 9,798	€ 14,229
Group's gross debt that bears floating rates of interest (percent)	58.00%	42.00%
Borrowings, decrease in basis points	2500.00%	0.10%
Funding limit	€ 600,000	€ 669,000
Receivables from financing activities	1,451,158	1,399,997
Trade receivables	€ 261,380	€ 232,414
Concentration of bank and deposit accounts, maximum percent	25.00%
Euro
Disclosure of credit risk exposure [line items]
Cash and cash equivalents, denomination percentage	80.00%	85.00%
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 82,029	€ 62,779
Trade receivables	35,935	45,657
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	20,197	(25,923)	(11,407)
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	11,165	9,950	11,204
Trade receivables
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	25,418	25,800	€ 25,984
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	118,233	108,369
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	€ 6,096	8,178
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 191,355	174,550
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 565	€ 303
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	60.00%	65.00%		58.00%
Revenue | Currency risk | Top of range
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Revenue | Currency risk | U.S. Dollar
Disclosure of credit risk exposure [line items]
Risk exposure percent	57.00%	52.00%		51.00%
Revenue | Currency risk | Pound Sterling
Disclosure of credit risk exposure [line items]
Risk exposure percent		10.00%	10.00%